UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, February 15, 2007
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total(x$1,000):  $142,120
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     2632    82126 SH       Sole                    79169              2957
American Express               COM              025816109     4024    66321 SH       Sole                    63166              3155
Anheuser-Busch                 COM              035229103     3921    79695 SH       Sole                    76335              3360
Avon                           COM              054303102     2787    84360 SH       Sole                    80910              3450
Black & Decker                 COM              091797100     3188    39870 SH       Sole                    38070              1800
Boeing Company                 COM              097023105     4061    45713 SH       Sole                    43678              2035
Chevron                        COM              166764100     4182    56881 SH       Sole                    54081              2800
Cisco Systems                  COM              17275R102     3899   142650 SH       Sole                   137505              5145
Citigroup Inc                  COM              172967101     4813    86406 SH       Sole                    82928              3478
Coca-Cola                      COM              191216100     1854    38415 SH       Sole                    36520              1895
Disney, (Walt) Co              COM              254687106     3721   108580 SH       Sole                   103780              4800
DuPont deNemours               COM              263534109     2419    49670 SH       Sole                    47130              2540
Eastman Chemical               COM              277432100     2755    46455 SH       Sole                    44805              1650
Ebay Inc                       COM              278642103     1094    36385 SH       Sole                    34885              1500
Exxon Mobil Corp               COM              30231G102     4577    59724 SH       Sole                    57294              2430
Federal Signal                 COM              313855108     2262   141050 SH       Sole                   134925              6125
General Electric               COM              369604103     5041   135485 SH       Sole                   128541              6944
Goodyear Tire                  COM              382550101     2080    99110 SH       Sole                    95360              3750
Home Depot                     COM              437076102     3854    95957 SH       Sole                    91992              3965
Honeywell Inc.                 COM              438516106     3336    73745 SH       Sole                    70445              3300
Int'l Business Mach            COM              459200101     3341    34393 SH       Sole                    32988              1405
Intel Corp                     COM              458140100     2667   131684 SH       Sole                   124999              6685
International Paper            COM              460146103     1151    33765 SH       Sole                    31265              2500
J.B. Hunt                      COM              445658107      550    26483 SH       Sole                    26483
JP Morgan Chase                COM              46625H100     4373    90534 SH       Sole                    86239              4295
Johnson & Johnson              COM              478160104     3845    58234 SH       Sole                    55474              2760
McDonalds Corp                 COM              580135101     4138    93337 SH       Sole                    90092              3245
Microsoft Corp                 COM              594918104     2779    93052 SH       Sole                    89142              3910
Morgan Stanley                 COM              617446448     3922    48165 SH       Sole                    46000              2165
Nokia ADS                      COM              654902204     2676   131680 SH       Sole                   126740              4940
Novartis AG ADR                COM              66987V109     1699    29570 SH       Sole                    27240              2330
Oracle Systems                 COM              68389X105     2656   154933 SH       Sole                   148033              6900
Pfizer Inc                     COM              717081103     2702   104341 SH       Sole                    99601              4740
Power-One Inc                  COM              739308104     1375   188825 SH       Sole                   182425              6400
Procter & Gamble               COM              742718109     3539    55066 SH       Sole                    52691              2375
Royal Dutch Shl ADR            COM              780259206     2603    36765 SH       Sole                    36135               630
Royal Phil Elec ADR            COM              500472303     4148   110386 SH       Sole                   106096              4290
SAP AG ADR                     COM              803054204     1923    36220 SH       Sole                    35070              1150
Sealy Corp.                    COM              812139301     1603   108650 SH       Sole                   104750              3900
Stryker Corp                   COM              863667101     2434    44165 SH       Sole                    42115              2050
The Gap                        COM              364760108     2356   120840 SH       Sole                   116180              4660
Time Warner Inc                COM              887317105     2606   119664 SH       Sole                   114654              5010
Tyco International             COM              902124106     3667   120641 SH       Sole                   115586              5055
Tyson Foods Cl A               COM              902494103      754    45844 SH       Sole                    45194               650
Unilever ADR                   COM              904784709     1630    59820 SH       Sole                    56960              2860
United Technologies            COM              913017109     4992    79840 SH       Sole                    75850              3990
Wal-Mart Stores                COM              931142103     5491   118913 SH       Sole                   114368              4545